GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.59%
90,444	Alcoa Corp	$ 8,142,673
26,008	Ashland Global Holdings Inc	2,559,447
27,800	Cabot Corp	1,901,798
79,254	Chemours Co	2,494,916
234,889	Cleveland-Cliffs Inc(a)	7,565,775
59,681	Commercial Metals Co	2,483,923
19,358	Ingevity Corp(a)	1,240,267
16,048	Minerals Technologies Inc	1,061,575
3,297	NewMarket Corp	1,069,481
69,341	Olin Corp	3,625,147
30,780	Reliance Steel & Aluminum Co	5,643,513
32,245	Royal Gold Inc	4,555,574
63,706	RPM International Inc	5,188,217
20,670	Sensient Technologies Corp	1,735,246
92,618	Steel Dynamics Inc	7,727,120
128,835	United States Steel Corp	4,862,233
88,112	Valvoline Inc	2,780,815
		64,637,720
Communications — 2.26%
2,436	Cable One Inc	3,566,889
27,066	Calix Inc(a)	1,161,402
76,090	Ciena Corp(a)	4,613,337
64,948	Iridium Communications Inc(a)	2,618,703
30,587	Mimecast Ltd(a)	2,433,502
82,088	New York Times Co Class A	3,762,914
108,709	TEGNA Inc	2,435,081
47,740	TripAdvisor Inc(a)	1,294,709
36,547	Viasat Inc(a)(b)	1,783,493
21,496	World Wrestling Entertainment Inc Class A(b)	1,342,210
34,161	Yelp Inc(a)	1,165,232
		26,177,472
Consumer, Cyclical — 15.12%
46,556	Adient PLC(a)	1,898,088
76,019	American Eagle Outfitters Inc(b)	1,277,119
19,641	AutoNation Inc(a)	1,955,851
44,948	Avient Corp	2,157,504
66,796	BJ's Wholesale Club Holdings Inc(a)	4,516,078
40,291	Boyd Gaming Corp	2,650,342
37,875	Brunswick Corp	3,063,709
58,487	Callaway Golf Co(a)	1,369,766
72,661	Capri Holdings Ltd(a)	3,734,049
20,765	Carter's Inc	1,910,172
18,231	Casey's General Stores Inc	3,612,837
16,125	Choice Hotels International Inc	2,285,880
16,912	Churchill Downs Inc	3,750,743
17,178	Columbia Sportswear Co	1,555,124
Shares		Fair Value
Consumer, Cyclical — (continued)
11,556	Cracker Barrel Old Country Store Inc	$ 1,372,044
28,910	Crocs Inc(a)	2,208,724
72,062	Dana Inc	1,266,129
13,383	Deckers Outdoor Corp(a)	3,663,864
30,938	Dick's Sporting Goods Inc(b)	3,094,419
19,490	FirstCash Holdings Inc	1,370,927
27,524	Five Below Inc(a)	4,358,976
43,058	Foot Locker Inc	1,277,100
20,685	Fox Factory Holding Corp(a)	2,026,096
30,383	GameStop Corp Class A(a)(b)	5,061,200
105,905	Gap Inc	1,491,142
116,196	Gentex Corp	3,389,437
138,038	Goodyear Tire & Rubber Co(a)	1,972,563
171,555	Hanesbrands Inc	2,554,454
75,596	Harley-Davidson Inc	2,978,482
66,247	IAA Inc(a)	2,533,948
156,241	JetBlue Airways Corp(a)	2,335,803
42,598	KB Home	1,379,323
68,364	Kohl's Corp	4,133,287
29,330	Lear Corp	4,182,165
65,524	Leggett & Platt Inc	2,280,235
14,875	Lithia Motors Inc	4,464,285
147,022	Macy's Inc	3,581,456
20,925	Marriott Vacations Worldwide Corp	3,299,873
172,113	Mattel Inc(a)	3,822,630
37,934	MillerKnoll Inc	1,310,999
23,157	MSC Industrial Direct Co Inc Class A	1,973,208
11,243	Murphy USA Inc	2,248,150
54,786	Nordstrom Inc(b)	1,485,248
23,958	Nu Skin Enterprises Inc Class A	1,147,109
28,497	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,224,231
15,928	Papa John's International Inc	1,676,900
28,022	Polaris Inc	2,951,277
8,543	RH(a)	2,785,787
47,413	Scientific Games Corp(a)	2,785,514
19,934	Scotts Miracle-Gro Co	2,451,085
38,113	Six Flags Entertainment Corp(a)	1,657,916
66,274	Skechers USA Inc Class A(a)	2,701,328
60,465	Taylor Morrison Home Corp(a)	1,645,857
94,574	Tempur Sealy International Inc	2,640,506
34,214	Texas Roadhouse Inc	2,864,738
27,324	Thor Industries Inc	2,150,399
55,566	Toll Brothers Inc	2,612,713
42,395	Travel + Leisure Co	2,456,366
53,431	Tri Pointe Homes Inc(a)	1,072,895
83,987	Univar Solutions Inc(a)	2,699,342
31,638	Urban Outfitters Inc(a)	794,430
35,689	Victoria's Secret & Co(a)	1,832,987
13,941	Visteon Corp(a)	1,521,381
16,224	Watsco Inc	4,942,479

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
86,713	Wendy's Co	$ 1,905,085
35,840	Williams-Sonoma Inc	5,196,800
14,679	Wingstop Inc	1,722,581
45,775	Wyndham Hotels & Resorts Inc	3,876,685
43,056	YETI Holdings Inc(a)	2,582,499
		174,752,319
Consumer, Non-Cyclical — 15.71%
44,184	Acadia Healthcare Co Inc(a)	2,895,378
16,017	Amedisys Inc(a)	2,759,569
51,810	Arrowhead Pharmaceuticals Inc(a)	2,382,742
25,596	ASGN Inc(a)	2,987,309
19,690	Avis Budget Group Inc(a)	5,184,377
54,857	BellRing Brands Inc(a)	1,266,100
4,612	Boston Beer Co Inc Class A(a)	1,791,624
24,363	Brink's Co	1,656,684
49,918	Bruker Corp	3,209,728
7,564	Chemed Corp	3,831,544
168,949	Coty Inc Class A(a)	1,518,852
79,492	Darling Ingredients Inc(a)	6,389,567
48,878	Encompass Health Corp	3,475,715
79,276	Envista Holdings Corp(a)	3,861,534
25,967	Euronet Worldwide Inc(a)	3,379,605
155,438	Exelixis Inc(a)	3,523,780
97,622	Flowers Foods Inc	2,509,862
16,845	FTI Consulting Inc(a)	2,648,371
38,826	Globus Medical Inc Class A(a)	2,864,582
1,922	Graham Holdings Co Class B	1,175,245
19,247	Grand Canyon Education Inc(a)	1,869,076
42,926	Grocery Outlet Holding Corp(a)	1,407,114
48,437	GXO Logistics Inc(a)	3,455,496
80,834	H&R Block Inc	2,104,917
25,110	Haemonetics Corp(a)	1,587,454
44,443	Hain Celestial Group Inc(a)	1,528,839
69,165	Halozyme Therapeutics Inc(a)	2,758,300
41,071	HealthEquity Inc(a)	2,769,828
11,858	Helen of Troy Ltd(a)(b)	2,322,271
9,797	ICU Medical Inc(a)	2,181,204
32,688	Ingredion Inc	2,848,759
17,602	Insperity Inc	1,767,593
35,786	Integra LifeSciences Holdings Corp(a)	2,299,608
30,199	Jazz Pharmaceuticals PLC(a)	4,701,078
21,680	John Wiley & Sons Inc Class A	1,149,690
9,798	Lancaster Colony Corp	1,461,372
15,559	LHC Group Inc(a)	2,623,247
26,148	LivaNova PLC(a)	2,139,691
34,004	LiveRamp Holdings Inc(a)	1,271,410
26,646	ManpowerGroup Inc	2,502,592
24,958	Masimo Corp(a)	3,632,387
14,124	Medpace Holdings Inc(a)	2,310,545
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,936	Neogen Corp(a)	$ 1,632,546
46,605	Neurocrine Biosciences Inc(a)	4,369,219
25,416	NuVasive Inc(a)	1,441,087
68,043	Option Care Health Inc(a)	1,943,308
42,628	Patterson Cos Inc	1,379,868
19,493	Paylocity Holding Corp(a)	4,011,075
17,252	Penumbra Inc(a)	3,832,187
76,049	Performance Food Group Co(a)	3,871,655
65,719	Perrigo Co PLC	2,525,581
23,200	Pilgrim's Pride Corp(a)	582,320
27,909	Post Holdings Inc(a)	1,932,977
27,425	PROG Holdings Inc(a)	789,017
34,557	Progyny Inc(a)	1,776,230
18,631	Quidel Corp(a)	2,095,242
65,826	R1 RCM Inc(a)	1,761,504
25,260	Repligen Corp(a)	4,751,154
160,052	Sabre Corp(a)	1,829,394
10,421	Sanderson Farms Inc	1,953,833
81,016	Service Corp International	5,332,473
55,149	Sprouts Farmers Market Inc(a)	1,763,665
23,387	STAAR Surgical Co(a)	1,868,855
50,941	Syneos Health Inc(a)	4,123,674
31,212	Tandem Diabetes Care Inc(a)	3,629,644
52,628	Tenet Healthcare Corp(a)	4,523,903
22,125	United Therapeutics Corp(a)	3,969,446
22,018	WEX Inc(a)	3,929,112
		181,623,608
Energy — 4.23%
159,518	Antero Midstream Corp	1,733,961
99,272	ChampionX Corp(a)	2,430,179
100,750	CNX Resources Corp(a)	2,087,540
47,522	DT Midstream Inc	2,578,544
147,784	EQT Corp	5,085,247
200,371	Equitrans Midstream Corp	1,691,131
48,580	First Solar Inc(a)	4,068,089
73,444	HF Sinclair Corp(a)	2,926,743
71,330	Murphy Oil Corp	2,881,019
192,905	NOV Inc	3,782,867
47,840	PDC Energy Inc	3,477,011
122,716	Range Resources Corp(a)	3,728,112
39,624	SunPower Corp(a)(b)	851,124
101,695	Sunrun Inc(a)	3,088,477
112,487	Targa Resources Corp	8,489,394
		48,899,438
Financial — 24.25%
19,971	Affiliated Managers Group Inc	2,814,912
6,730	Alleghany Corp(a)	5,700,310
24,575	Alliance Data Systems Corp	1,379,886
68,365	American Campus Communities Inc REIT	3,826,389
32,534	American Financial Group Inc	4,737,601

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
77,123	Apartment Income Corp REIT	$ 4,122,996
74,157	Associated Banc-Corp	1,687,813
19,879	Bank of Hawaii Corp	1,668,246
59,439	Bank OZK	2,538,045
38,055	Brighthouse Financial Inc(a)	1,965,921
146,323	Brixmor Property Group Inc REIT	3,776,597
93,419	Cadence Bank	2,733,440
50,207	Camden Property Trust REIT	8,344,403
36,969	Cathay General Bancorp	1,654,363
58,954	CNO Financial Group Inc	1,479,156
54,290	Commerce Bancshares Inc	3,886,621
55,700	Corporate Office Properties Trust REIT	1,589,678
73,047	Cousins Properties Inc REIT	2,943,064
27,994	Cullen/Frost Bankers Inc	3,874,650
86,212	Douglas Emmett Inc REIT	2,881,205
69,716	East West Bancorp Inc	5,508,958
19,987	EastGroup Properties Inc REIT	4,062,957
36,750	EPR Properties REIT	2,010,593
54,253	Essent Group Ltd	2,235,766
19,169	Evercore Inc Class A	2,133,893
47,727	Federated Hermes Inc	1,625,582
53,926	First American Financial Corp	3,495,483
63,021	First Financial Bankshares Inc	2,780,487
262,340	First Horizon Corp	6,162,367
64,008	First Industrial Realty Trust Inc REIT	3,962,735
166,924	FNB Corp	2,078,204
80,053	Fulton Financial Corp	1,330,481
53,291	Glacier Bancorp Inc	2,679,472
42,656	Hancock Whitney Corp	2,224,510
17,480	Hanover Insurance Group Inc	2,613,610
72,484	Healthcare Realty Trust Inc REIT(b)	1,991,860
51,532	Highwoods Properties Inc REIT	2,357,074
74,047	Home BancShares Inc	1,673,462
74,909	Hudson Pacific Properties Inc REIT	2,078,725
42,925	Interactive Brokers Group Inc Class A	2,829,187
26,519	International Bancshares Corp	1,119,367
83,048	Janus Henderson Group PLC	2,908,341
56,083	JBG SMITH Properties REIT	1,638,745
95,204	Jefferies Financial Group Inc	3,127,451
24,794	Jones Lang LaSalle Inc(a)	5,937,171
29,532	Kemper Corp	1,669,739
51,605	Kilroy Realty Corp REIT	3,943,654
10,537	Kinsale Capital Group Inc	2,402,647
107,594	Kite Realty Group Trust REIT	2,449,915
42,651	Lamar Advertising Co REIT Class A	4,955,193
40,294	Life Storage Inc REIT	5,658,487
105,046	Macerich Co REIT	1,642,919
Shares		Fair Value
Financial — (continued)
293,198	Medical Properties Trust Inc REIT	$ 6,198,206
13,359	Mercury General Corp	734,745
158,725	MGIC Investment Corp	2,150,724
86,284	National Retail Properties Inc REIT	3,877,603
40,256	National Storage Affiliates Trust REIT	2,526,467
77,421	Navient Corp	1,319,254
228,449	New York Community Bancorp Inc	2,448,973
145,036	Old National Bancorp	2,375,690
140,267	Old Republic International Corp	3,628,707
117,401	Omega Healthcare Investors Inc REIT	3,658,215
58,748	PacWest Bancorp	2,533,801
116,175	Park Hotels & Resorts Inc REIT	2,268,898
65,253	Pebblebrook Hotel Trust REIT	1,597,393
108,222	Physicians Realty Trust REIT	1,898,214
37,403	Pinnacle Financial Partners Inc	3,444,068
33,929	PotlatchDeltic Corp REIT	1,789,076
19,400	Primerica Inc	2,654,308
45,280	Prosperity Bancshares Inc	3,141,526
9,916	PS Business Parks Inc REIT	1,666,681
71,417	Rayonier Inc REIT	2,936,667
32,999	Reinsurance Group of America Inc	3,612,071
21,607	RenaissanceRe Holdings Ltd	3,424,926
78,731	Rexford Industrial Realty Inc REIT	5,872,545
19,579	RLI Corp	2,166,025
113,000	Sabra Health Care Inc REIT	1,682,570
51,692	SEI Investments Co	3,112,375
29,574	Selective Insurance Group Inc	2,642,733
31,978	SL Green Realty Corp REIT	2,595,974
139,773	SLM Corp	2,566,232
62,735	Spirit Realty Capital Inc REIT	2,887,065
51,337	Stifel Financial Corp	3,485,782
120,561	STORE Capital Corp REIT	3,523,998
71,239	Synovus Financial Corp	3,490,711
24,953	Texas Capital Bancshares Inc(a)	1,430,056
21,175	UMB Financial Corp	2,057,363
106,422	Umpqua Holdings Corp	2,007,119
67,006	United Bankshares Inc	2,337,169
100,442	Unum Group	3,164,927
207,040	Valley National Bancorp	2,695,661
52,917	Voya Financial Inc	3,511,043
32,519	Washington Federal Inc	1,067,274
88,335	Webster Financial Corp	4,957,360
194,315	Western Union Co	3,641,463
28,006	Wintrust Financial Corp	2,602,598
		280,278,587

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — 19.41%
17,204	Acuity Brands Inc	$ 3,256,717
69,438	AECOM	5,333,533
30,147	AGCO Corp	4,402,366
32,340	AptarGroup Inc	3,799,950
33,592	Arrow Electronics Inc(a)	3,985,019
48,618	Avnet Inc	1,973,405
33,637	Axon Enterprise Inc(a)	4,632,824
22,081	Belden Inc	1,223,287
94,080	Builders FirstSource Inc(a)	6,071,923
25,687	Carlisle Cos Inc	6,316,947
17,444	Chart Industries Inc(a)	2,996,356
24,593	Clean Harbors Inc(a)	2,745,563
86,857	Cognex Corp	6,701,018
12,171	Coherent Inc(a)	3,327,065
66,782	Colfax Corp(a)	2,657,256
24,524	Crane Co	2,655,459
19,278	Curtiss-Wright Corp	2,894,784
60,688	Donaldson Co Inc	3,151,528
14,828	Dycom Industries Inc(a)	1,412,515
19,392	Eagle Materials Inc	2,489,157
26,222	EMCOR Group Inc	2,953,384
32,203	Energizer Holdings Inc	990,564
20,444	EnerSys	1,524,509
63,998	Flowserve Corp	2,297,528
69,472	Fluor Corp(a)	1,993,152
17,441	GATX Corp	2,150,999
83,500	Graco Inc	5,821,620
13,152	Greif Inc Class A	855,669
41,215	Hexcel Corp	2,451,056
26,730	Hubbell Inc	4,912,172
52,240	II-VI Inc(a)	3,786,878
42,053	ITT Inc	3,162,806
70,490	Jabil Inc	4,351,348
40,185	Kennametal Inc	1,149,693
29,530	Kirby Corp(a)	2,131,771
81,530	Knight-Swift Transportation Holdings Inc	4,114,004
18,518	Landstar System Inc	2,793,070
16,540	Lennox International Inc	4,265,004
29,008	Lincoln Electric Holdings Inc	3,997,593
12,101	Littelfuse Inc	3,018,110
43,226	Louisiana-Pacific Corp	2,685,199
28,911	MasTec Inc(a)	2,518,148
99,900	MDU Resources Group Inc	2,662,335
27,881	Mercury Systems Inc(a)	1,796,930
27,327	Middleby Corp(a)	4,479,988
17,913	MSA Safety Inc	2,377,055
64,790	National Instruments Corp	2,629,826
82,650	nVent Electric PLC	2,874,567
32,722	Oshkosh Corp	3,293,469
49,366	Owens Corning	4,516,989
33,288	Regal Rexnord Corp	4,952,589
26,377	Ryder System Inc	2,092,487
12,938	Saia Inc(a)	3,154,543
41,223	Silgan Holdings Inc	1,905,739
21,340	Simpson Manufacturing Co Inc	2,326,914
48,304	Sonoco Products Co	3,021,898
Shares		Fair Value
Industrial — (continued)
45,129	Stericycle Inc(a)	$ 2,659,001
20,362	TD SYNNEX Corp	2,101,562
34,798	Terex Corp	1,240,897
26,528	Tetra Tech Inc	4,375,528
33,913	Timken Co	2,058,519
16,175	TopBuild Corp(a)	2,933,983
51,538	Toro Co	4,405,984
56,553	Trex Co Inc(a)	3,694,608
39,506	Trinity Industries Inc	1,357,426
21,299	Universal Display Corp	3,555,868
10,426	Valmont Industries Inc	2,487,644
10,224	Vicor Corp(a)	721,303
65,197	Vishay Intertechnology Inc	1,277,861
83,054	Vontier Corp	2,108,741
13,538	Watts Water Technologies Inc Class A	1,889,769
29,017	Werner Enterprises Inc	1,189,697
30,985	Woodward Inc	3,870,336
15,648	Worthington Industries Inc	804,464
48,464	XPO Logistics Inc(a)	3,528,179
		224,297,648
Technology — 8.83%
57,757	ACI Worldwide Inc(a)	1,818,768
49,888	Amkor Technology Inc	1,083,567
32,750	Aspen Technology Inc(a)	5,415,867
36,805	Azenta Inc	3,050,398
21,963	Blackbaud Inc(a)	1,314,925
11,460	CACI International Inc Class A(a)	3,452,440
57,452	CDK Global Inc	2,796,763
28,142	Cirrus Logic Inc(a)	2,386,160
14,040	CMC Materials Inc	2,603,016
21,909	CommVault Systems Inc(a)	1,453,662
21,076	Concentrix Corp	3,510,419
43,348	Digital Turbine Inc(a)	1,899,076
26,846	Envestnet Inc(a)	1,998,416
12,911	Fair Isaac Corp(a)	6,022,465
83,767	Genpact Ltd	3,644,702
68,918	KBR Inc	3,771,882
89,896	Kyndryl Holdings Inc(a)	1,179,436
67,274	Lattice Semiconductor Corp(a)	4,100,350
35,469	Lumentum Holdings Inc(a)	3,461,774
31,026	Manhattan Associates Inc(a)	4,303,617
30,420	Maximus Inc	2,279,979
27,245	MKS Instruments Inc	4,086,750
64,848	NCR Corp(a)	2,606,241
29,283	Power Integrations Inc	2,713,949
16,402	Qualys Inc(a)	2,335,809
45,818	Sailpoint Technologies Holdings Inc(a)	2,344,965
27,990	Science Applications International Corp	2,579,838
31,656	Semtech Corp(a)	2,195,027
19,159	Silicon Laboratories Inc(a)	2,877,682
7,388	SiTime Corp(a)	1,830,894
19,417	Synaptics Inc(a)	3,873,692

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
53,303	Teradata Corp(a)	$ 2,627,305
60,709	Wolfspeed Inc(a)	6,912,327
59,369	Xerox Holdings Corp	1,197,473
23,689	Ziff Davis Inc(a)	2,292,621
		102,022,255
Utilities — 3.32%
25,865	ALLETE Inc	1,732,438
31,354	Black Hills Corp	2,414,885
112,991	Essential Utilities Inc	5,777,230
53,702	Hawaiian Electric Industries Inc	2,272,132
24,818	IDACORP Inc	2,863,004
44,923	National Fuel Gas Co	3,086,210
47,192	New Jersey Resources Corp	2,164,225
26,569	NorthWestern Corp	1,607,159
98,340	OGE Energy Corp	4,010,305
26,326	ONE Gas Inc	2,323,006
42,168	PNM Resources Inc	2,010,149
32,403	Southwest Gas Holdings Inc	2,536,831
25,423	Spire Inc	1,824,354
103,071	UGI Corp	3,733,232
		38,355,160
TOTAL COMMON STOCK — 98.72% (Cost $927,971,199)		$1,141,044,207
GOVERNMENT MONEY MARKET MUTUAL FUNDS
753,000	BlackRock FedFund Institutional Class(c), 0.23%(d)	753,000
1,440,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 0.30%(d)	1,440,000
580,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.25%(d)	580,000
580,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.25%(d)	580,000
580,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.25%(d)	580,000
227,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.23%(d)	227,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.36% (Cost $4,160,000)		$4,160,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.96%
$4,189,837	Undivided interest of 3.88% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $4,189,837 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	$ 4,189,837
4,189,837	Undivided interest of 3.88% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $4,189,837 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	4,189,837
2,735,142	Undivided interest of 6.44% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $2,735,142 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	2,735,142
TOTAL SHORT TERM INVESTMENTS — 0.96% (Cost $11,114,816)		$11,114,816
TOTAL INVESTMENTS — 100.04% (Cost $943,246,015)		$1,156,319,023
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(518,799)
TOTAL NET ASSETS — 100.00%		$1,155,800,224

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2022.
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P Mid 400® Emini Futures	44	USD	11,832,480	June 2022	$(54,940)
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 66 futures contracts for the reporting period.

March 31, 2022